COMMITMENTS AND CONTINGENT LIABILITIES	6 Months Ended
Jun. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES

NOTE 7:COMMITMENTS AND CONTINGENT LIABILITIES

a.During the six months ended June 30, 2019 and 2020, the Company received several grants from the Israeli Innovation Authority (“IIA”). The grants require the Company to comply with the requirements of the Research and Development Law, however, the Company is not obligated to pay royalties on sales of products based on technology or know how developed from the grants. In a case involving the transfer of technology or know how developed from the grants outside of Israel, the Company may be required to pay royalties related to past sales of products based on the technology or the developed know how. The Company recorded the IIA grants as a reduction of research and development expenses in the six months ended June 30, 2019 and 2020 in the amount of $541 and $375, respectively.

b.Paycheck Protection Program Loan:

In May 2020, the Company received $979 in proceeds from an approved loan under the Paycheck Protection Program. Interest will accrue on outstanding principal balance at a rate of 1%, computed on a simple interest basis. The loan principal and accrued interest will be eligible for forgiveness provided that (i) the Company uses the loan proceeds exclusively for allowed costs including payroll, employee group health benefits, rent and utilities and (ii) employee and compensation levels are maintained. If the loan is not forgiven, the Company will be required to make monthly repayments of approximately $60 per month commencing November 2020 and the loan will mature on May 2022, at which time any unpaid principal and accrued interest will be due and payable. The loan is under “short term loan” in the interim consolidated balance sheet as of June 30, 2020.

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CERAGON NETWORKS LTD. AND SUBSIDIARIES

NOTES TO INTERIM CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 7:COMMITMENTS AND CONTINGENT LIABILITIES (Cont.)

c.Charges and guarantees:

As of December 31, 2019, and June 30, 2020, the Company provided bank guarantees in an aggregate amount of $74,116 (including the bank guarantee disclosed in Note 7d) and $45,163, respectively, with respect to tender offer guarantees, financial guarantees, warranty guarantees and performance guarantees to its customers.

d.In September 2018, the Company signed commercial agreements with Orocom, a new operator in Peru, to provide broadband connectivity in rural regions. The Peruvian Government (“Fitel”) chose Orocom for the deployment of transport and broadband access networks in three of six regions in Peru. Orocom is owned by a consortium of companies, comprising telecommunications license holders as well as companies with expertise in fiber-based technologies.

After signing the commercial agreements mentioned above and an operating agreement with Orocom and its shareholders, the Company provided, in the second quarter of 2018, bank guarantees amounting to $29.1 million, on behalf of Orocom to Fitel, to secure the return of a down payment to be received by Orocom, or part of it, in case Orocom fails to meet the down payment related obligations. These bank guarantees came into effect in July 2018, when a down payment of $29.1 million was received by Orocom. Orocom’s down payment related obligations include primarily meeting specifications and timelines as defined in the agreement between Orocom and Fitel, unless justified or otherwise agreed between these parties; using the funds provided by Fitel properly for the purpose of the project; and maintaining certain composition of shareholders in Orocom for at least three years. During the first quarter of 2020, the bank guarantees were returned to the Company.

e.Litigations:

The Company is currently involved in various claims and legal proceedings. The Company reviews the status of each matter and assesses its potential financial exposure. If the potential loss from any claim or legal proceeding is considered probable and the amount can be reasonably estimated, the Company accrues a liability for the estimated loss.

On January 6, 2015 the Company was served with a motion to approve a purported class action, naming the Company, its Chief Executive Officer and its then serving directors as defendants. The motion was filed with the District Court of Tel-Aviv (the “Court”). The purported class action alleges breaches of duties by making false and misleading statements in the Company's SEC filings and public statements. The plaintiff seeks specified compensatory damages in a sum of up to $75,000 as well as attorneys’ fees and costs.

The Company filed its defense on June 21, 2015, which was followed with documents discovery proceeding.

The plaintiff filed his reply to the Company’s defense by April 2, 2017, in which he included alleged claims that were not included in his original motion. A preliminary hearing was held on May 22, 2017, in the framework of which the Court set dates for response to the Company’s above-mentioned requests as well as dates for evidence hearings.

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CERAGON NETWORKS LTD. AND SUBSIDIARIES

NOTES TO INTERIM CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 7:COMMITMENTS AND CONTINGENT LIABILITIES (Cont.)

In May 2017, the Company filed two requests: the first, requesting to dismiss the plaintiff’s response to the Company’s defense, or, alternatively, to allow the Company to respond to it; the second, to continue discussions with regards to the legal question of the governing law. On July 17, 2017, the Court issued its decision in the first request, denying the requested dismissal of plaintiff’s response to the Company’s defense, but allowing the Company to respond to it; on July 29, 2017, the Court issued its decision in the second request, and denied it. The Company filed its response on September 18, 2017.

On October 2, 2017, the plaintiff filed a request to summon two of the Company’s officers (the Company’s Chairman, Mr. Zisapel and the Company’s Chief Executive Officer, Mr. Palti) to the upcoming evidence hearing. Following certain procedural proceedings, the Court held evidence hearings on November 2, 2017 and on January 8, 2018, while, following the aforementioned proceedings, the second was attended by the Company’s Chief Executive Officer.

Summaries were filed by the plaintiff on March 21, 2018 and the Company filed its summaries on June 12, 2018. The plaintiff filed their reply summaries on September 5, 2018.

On October 4, 2018, an interim decision regarding dual listed companies was rendered by the Supreme Court of Israel, which corresponds with the Company’s arguments in this case regarding the governing law and legal regime applicable to the Company. This Supreme Court decision upholds two recent rulings of District Court of Tel-Aviv (Economic Department), which determined that all securities litigation regarding dual listed companies should be decided only in accordance with U.S. law (herein after, the “Supreme Court Decision”).

In light of this, on October 15, 2018, the plaintiff asked the Court to add a plea to his summaries, addressing the Supreme Court Decision. The Court has approved plaintiff’s request and gave to the defendants the right to reply. The Company’s response was submitted on December 4, 2018. Plaintiff’s reply to the Company’s response was submitted on December 26, 2018.

On April 14, 2019, the Court rendered a decision resolving that according to the Supreme Court Decision, examination of the legal questions standing in the basis of the motion, should be based upon U.S. law. Therefore, the Court allowed the plaintiff to amend his motion within 45 days, so that it would include an expert’s opinion regarding U.S. law, and an argument regarding U.S. law implementation in the specific circumstances. The Court also decided that amendment of the motion is subject to plaintiff’s payment of 40,000 NIS to the Company.

On September 23, 2019, the plaintiff filed an amended Motion (“the Amended Motion”), which includes an expert’s opinion regarding U.S. Federal law. Moreover. The Amended Motion includes lengthy arguments that were added on top of the original Motion, specifically, in reference to discovery proceedings and evidence hearings that were held as part of the original motion. Therefore, on September 25, 2019, the Court rendered a decision pointing out that the Amended Motion seems to include the plaintiff’s summaries in the Amended Motion, and so ordered the plaintiff to clarify whether he is willing to relinquish submitting any additional summaries regarding the evidence that were heard in the original motion. On October 2, 2019, the plaintiff responded, alleging that since the Amended Motion does not include any new facts, there is no need to submit additional summaries regarding the evidence heard to this point.

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CERAGON NETWORKS LTD. AND SUBSIDIARIES

NOTES TO INTERIM CONSOLIDATED FINANCIAL STATEMENTS

U.S. dollars in thousands (except share and per share data)

NOTE 7:COMMITMENTS AND CONTINGENT LIABILITIES (Cont.)

On December 30, 2019 the Company submitted a motion to dismiss the Amended Motion. The Company alleged that the Amended Motion includes new causes of action, and specifically that the addition of legal causes of action according to U.S. Federal law, cannot be filed due to the specific statute of limitations governing the case. On January 20, 2020, the plaintiff filed its response, which was responded to by the Company on February 20, 2020.

The Court also accepted the Company’s request to submit its response to the Amended Motion after a decision in the Company’s motion to dismiss was rendered.

On February 24, 2020, the Court issued a decision, according to which, the Amended Motion will be decided upon the current court documents, unless either of the parties file a request to hold a hearing in the matter. As neither of the parties requested to hold such a hearing, the parties await the Court’s decision in the matter.

The Company believes that the Court should deny the Amended Motion. However, there is no assurance that the Company's position will be accepted by the Court. In such case the Company may have to divert attention of its executives to deal with this class action as well as incur expenses that may be beyond its insurance coverage for such cases, which cause a risk of loss and expenditures that may adversely affect its financial condition and results of operations. The Company believes it has strong defense arguments and in light of the Supreme Court Decision and recent legal rulings by the District Court of Tel-Aviv (Economic Department) regarding dual listed companies, and after the evidence hearings were conducted and summaries were submitted, the Company believes it is more likely than not, that the Court will reject the Amended Motion for class action. Therefore, the Company did not record a provision as of June 30, 2020.